CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities:
Net loss	$ (98,895)	$ (55,803)
Adjustments to reconcile net loss for the period to net cash used in operating activities:
Depreciation, Depletion and Amortization	2,078	3,472
Accretion	422	1,271
Stock-based compensation - Note 13	1,102	0
Non-cash portion of interest expense - Note 9	54,810	40,839
Write-down of production inventories - Note 3	18,617	0
Reduction in asset retirement obligation - Note 10	(1,880)	(16,987)
Change in value of phantom shares - Note 16	181	(391)
Impairment of long-lived assets - Note 6	63	0
Write-down of supplies inventories - Note 3	0	144
Write-down of mineral property - Note 7	0	1,032
Gain on retirement of debt - Note 9	0	(3,321)
Changes in operating assets and liabilities:
Accounts receivable	(97)	0
Materials and supplies inventories	(977)	(182)
Production-related inventories	(38,627)	(138)
Prepaids and other	(387)	947
Income tax receivable	0	145
Other assets, non-current	(120)	0
Accounts payable	3,384	271
Interest payable	(203)	548
Other liabilities	758	1,228
Net cash used in operating activities	(59,771)	(26,925)
Cash flows used in investing activities:
Additions to plant and equipment	(12,296)	(1,146)
Net cash provided by investing activities	(12,296)	(1,146)
Cash flows from financing activities:
Proceeds from debt issuances, net	71,831	27,881
Refinancing of First Lien	(762)	0
Refinancing issuance costs	(2,896)	(133)
Repayments of principal on capital lease obligations	0	(47)
Net cash used in financing activities	68,173	27,595
Retirement of convertible notes - Note 11	0	(106)
Net increase in cash	(3,894)	(476)
Cash, beginning of period	52,861	53,337
Cash, end of period	$ 48,967	$ 52,861